Prepaids, deposits, and other current assets (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaids, deposits, and other current assets
Prepaid insurance	$ 88,405	$ 105,284
Prepaid membership fees	43,567	79,108
Prepaid listing fees	14,512	3,867
Prepaid software	11,556	28,706
Licensing fees	92,576	90,112
Prepaid rent and related deposits	37,328	15,552
Phase 1b/2a clinical trial deposit	164,657	479,127
Prepaid manufacturing	131,710
Vendor deposits	57,338	20,859
Prepaids, deposits, and other current assets	$ 641,649	$ 822,615